Disclosure of detailed information about Las Chispas exploration and evaluation asset expenditures to date (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cumulative expenditures	$ 31,615,763	$ 13,994,090	$ 4,160,633
Expenditures during the year	18,389,963	9,909,844
Las Chispas
Statements [Line Items]
Cumulative expenditures	31,206,225	12,940,924	3,129,247
Expenditures during the year	18,265,301	9,811,677
Option, concession, and surface rights payments | Las Chispas
Statements [Line Items]
Cumulative expenditures	4,797,182	935,592	312,140
Expenditures during the year	3,861,590	623,452
Assays [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	2,812,567	1,390,283	371,891
Expenditures during the year	1,422,284	1,018,392
Depreciation [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	93,067	38,305	0
Expenditures during the year	54,762	38,305
Drilling [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	17,512,601	7,468,232	1,642,359
Expenditures during the year	10,044,369	5,825,873
Field and administrative costs [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	1,847,056	1,210,101	185,210
Expenditures during the year	636,955	1,024,891
Salaries and remuneration [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	2,473,324	1,128,811	455,543
Expenditures during the year	1,344,513	673,268
Share-based compensation [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	750,841	313,820	28,097
Expenditures during the year	437,021	285,723
Technical consulting services [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	644,415	251,306	43,980
Expenditures during the year	393,109	207,326
Travel and lodging [Member] | Las Chispas
Statements [Line Items]
Cumulative expenditures	275,172	204,474	$ 90,027
Expenditures during the year	$ 70,698	$ 114,447